Note 11 - Borrowings (Details) - Line of Credit [Member] - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Federal Home Loan Bank [Member]
Note 11 - Borrowings (Details) [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 72,400,000
Long-term Line of Credit	13,500,000	$ 11,500,000
Federal Reserve Bank of Philadelphia [Member]
Note 11 - Borrowings (Details) [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	965,000
Long-term Line of Credit	$ 0	$ 0